Segmental analysis - Total income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segmental analysis
Total income	£ 16,641	£ 14,703	£ 14,752
Retail Banking
Segmental analysis
Total income	6,559	4,743	4,170
Private Banking & Wealth Management
Segmental analysis
Total income	208	26	327
Commercial & Institutional
Segmental analysis
Total income	8,324	8,250	7,730
Central Items and other
Segmental analysis
Total income	1,550	1,684	2,525
Inter-segmental | Retail Banking
Segmental analysis
Total income	64	(907)	(1,761)
Inter-segmental | Private Banking & Wealth Management
Segmental analysis
Total income	(923)	(943)	(663)
Inter-segmental | Commercial & Institutional
Segmental analysis
Total income	(485)	293	309
Inter-segmental | Central Items and other
Segmental analysis
Total income	1,344	1,557	2,115
Operating segment
Segmental analysis
Total income	16,641	14,703	14,752
Operating segment | Retail Banking
Segmental analysis
Total income	6,495	5,650	5,931
Operating segment | Private Banking & Wealth Management
Segmental analysis
Total income	1,131	969	990
Operating segment | Commercial & Institutional
Segmental analysis
Total income	8,809	7,957	7,421
Operating segment | Central Items and other
Segmental analysis
Total income	£ 206	£ 127	£ 410